OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Customer A shareholder [Member]
Disclosure of major customers [line items]
Additional information about revenues	12.00%
Customer B [Member]
Disclosure of major customers [line items]
Additional information about revenues	67.00%	46.00%
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues		25.00%
Customer D subsidiary shareholder [Member]
Disclosure of major customers [line items]
Additional information about revenues	12.00%
Customer E [Member]
Disclosure of major customers [line items]
Additional information about revenues		18.00%